Property and Equipment	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment

5.   Property and Equipment

Property and equipment, net, consists of:

	March 31, 2016	September 30, 2015
Laboratory equipment	$10,840,204	$10,936,364
Leasehold improvements	9,927,614	9,889,521
Computer software and hardware	409,684	402,075
Construction in process	940,621	175,425
	22,118,123	21,403,385
Less: accumulated depreciation and amortization	(4,759,735)	(3,643,447)
	$17,358,388	$17,759,938

Depreciation and amortization expense was $598,097 and $218,996 for the three months ended March 31, 2016 and 2015, respectively, and $1,192,074 and $441,071 for the six months ended March 31, 2016 and 2015, respectively.

At March 31, 2016 and September 30, 2015, $3,608,801 and $3,530,301 represents laboratory equipment under capital leases. The term of the leases are between 11 and 36 months and qualify as capital leases. The leases bear interest between 8.2% and 21.4%. At March 31, 2016 and September 30, 2015, $673,188 and $407,210, respectively, of accumulated depreciation related to this leased equipment has been recognized.

5.   Property and Equipment
Property and equipment, net, consists of:
	September 30,
	2014	2015
Laboratory equipment	$6,847,970	$10,936,364
Leasehold improvements	2,756,291	9,889,521
Computer software and hardware	224,150	402,075
Construction in process	—	175,425
	9,828,411	21,403,385
Less: accumulated depreciation and amortization	(1,818,847)	(3,643,447)
	$8,009,564	$17,759,938

Depreciation and amortization expense for the years ended September 30, 2014 and 2015 was $878,477 and $1,824,600, respectively.
At September 30, 2014 and 2015, $926,231 and $3,530,301, respectively, represents laboratory equipment under capital leases. The term of the leases are between 11 and 36 months and qualify as capital leases. The leases bear interest between 8.6% and 21.4%. At September 30, 2014 and 2015, $206,663 and $407,210 respectively, of accumulated depreciation related to this leased equipment has been recognized.
The following is a schedule of future minimum lease payments under capital leases as of September 30, 2015:
2016	$1,087,192
2017	1,053,748
2018	295,010
2,435,950
Less: amounts representing interest	(353,728)
Less: current portion	(862,849)
Capital lease obligations, excluding current portion	$1,219,373